SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 10 – SEGMENT INFORMATION

The Company has one reportable operating segment, the “Flywheel,” which is engaged in developing and marketing Flywheel-based power boosting and power management solutions. The “Corporate & Other” category presented in the following tables is not considered an operating segment. It consists primarily of costs and expenses related to executing the Company’s bitcoin strategy and includes the unrealized loss on digital assets and other third-party costs associated with the Company’s bitcoin holdings.

The Company’s chief operating decision maker (“CODM”) is the Company’s Chief Executive Officer, who manages the entity on a consolidated basis. The CODM uses “net loss” to assess operating results of the flywheel business by comparing actual to budgeted results on a quarterly basis.

On July 31, 2025, the Company appointed a new Chief Executive Officer, resulting in a change in the Company’s CODM. As a result, the segment information regularly provided to the CODM changed, which also resulted in changes in the identification of significant segment expenses. Accordingly, the Company recast the corresponding segment information for prior periods to conform to the current-year presentation.

The following tables present the Company’s revenues and significant expenses regularly provided to the CODM, reconciled to net loss for the period presented. Total segment assets provided to the CODM are also disclosed in the tables below for the period presented.

	Six months ended June 30, 2026
	Flywheel	Corporate & Other	Total
	U.S. dollars in thousands

Significant segment expenses
Research and development payroll	530	-	530
Research and development projects	36	-	36
Operating lease and maintenance	286	-	286
Professional Services	-	930	930
Directors Insurance	-	279	279
Investors relations expenses	-	42	42
Share-based compensation expense	1	13,773	13,774
Unrealized loss on digital asset	-	30,328	30,328
Digital asset custody and sponsor fees	-	261	261
Other segment items (1)	427	(38)	389
Net loss	1,280	45,575	46,855
Total assets, as of June 30, 2026 (2)	2,698	84,730	87,428

	Six months ended June 30, 2025
	Flywheel	Corporate & Other	Total
	U.S. dollars in thousands
Total revenues	247	-	247
Significant segment expenses
Inventory write-off	1,568	-	1,568
Research and development payroll	1,631	-	1,631
Research and development projects	245	-	245
Operating lease and maintenance	328	-	328
Professional Services	-	949	949
Directors Insurance	-	316	316
Share-based compensation expense	53	6	59
Other segment items (1)	2,034	162	2,196
Net loss	5,612	1,433	7,045
Total assets, as of June 30, 2025 (2)	6,106	445	6,551

(1)	Other segment items for the Flywheel Business are primarily related to cost of revenue, payroll and other costs supporting the Company’s research and development activity, patents and certain expenses that are not easily allocatable to specific functions.

(2)	Flywheel Segment assets include all Company assets except digital assets, short term prepaid expenses, long-term prepaid expenses and certain cash and cash equivalents.